Investments in Securities - Schedule of Investments in Securities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Investments In Securities [Line Items]
Investments in securities	$ 3,074	$ 7,222
Equity Securities [Member]
Disclosure Of Investments In Securities [Line Items]
Investments in securities	1,823	5,976
Securities at fair value through other comprehensive income	1,823
Debt Securities [Member]
Disclosure Of Investments In Securities [Line Items]
Investments in securities	1,251	1,246
Securities at fair value through other comprehensive income	953
Debt securities at amortised cost	8
Securities at fair value through other comprehensive income	290
Fair Value Measured by Reference to Prices in Active Markets for Identical Assets [Member]
Disclosure Of Investments In Securities [Line Items]
Investments in securities	1,873	5,776
At Fair Value Measured Using Predominantly Unobservable Inputs [Member]
Disclosure Of Investments In Securities [Line Items]
Investments in securities	1,193	1,268
At Fair Value [Member]
Disclosure Of Investments In Securities [Line Items]
Investments in securities	3,066	7,044
At Cost [Member]
Disclosure Of Investments In Securities [Line Items]
Investments in securities	$ 8	$ 178